EARNINGS PER SHARE - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impact of share options & restricted stock units (in shares)	315,239	0
Convertible Debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	2,320,454	2,268,860
Convertible Debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Long-term debt	$ 200.0
Debt instrument, repurchased face amount	$ 28.4
Debt conversion, converted instrument, shares issued	329,505